General Information	6 Months Ended
Jun. 30, 2024
General Information [Abstract]
GENERAL INFORMATION

NOTE 1 — GENERAL INFORMATION

a.	General

Jeffs’ Brands Ltd (the “Company” or “Jeffs’ Brands”) was incorporated in Israel on March 7, 2021. As of September 30, 2024, the Company has five wholly owned subsidiaries — Smart Repair Pro (“Smart Pro”), Top Rank Ltd. (“Top Rank”), Jeffs’ Brands Holdings Inc. (“Jeffs’ Brands Holdings”), Fort Products Ltd. (“Fort”) and Fort Products LLC (“Fort US”), and together with Smart Pro, Top Rank and Jeffs’ Brands Holdings, the “Subsidiaries”). The Company and the Subsidiaries (“Group”) are engaged in the acquisition, improvement and operation of virtual stores (the “Brands”) mainly on the Amazon marketplace (“Amazon”) website.

References to the Company hereinafter, unless the context otherwise provides, include Jeffs’ Brands and the Subsidiaries on a consolidated basis.

Smart Pro, a corporation incorporated under the laws of the State of California, was established on December 20, 2017, and commenced its operations in June 2019. As of June 30, 2024, Smart Pro operated four Brands on the Amazon website.

In April 2021, Top Rank, an Israeli company, was incorporated as a wholly owned subsidiary of Jeffs’ Brands.

On February 23, 2023, Jeffs’ Brands Holdings was incorporated and registered under the laws of the State of Delaware as a wholly owned subsidiary of Jeffs’ Brands.

On February 23, 2023, the Company purchased approximately 49% of the issued and outstanding shares of SciSparc Nutraceuticals Inc. (“SciSparc U.S.”). For additional information see note 3a.

On March 9, 2023, the Company purchased all of the issued and outstanding share capital of Fort, a company incorporated under the laws of England and Wales. For additional information see note 5.

On April 23, 2023, Fort US was incorporated and registered under the laws of the State of Delaware as a wholly owned subsidiary of Jeffs’ Brands Holdings.

b.	Concentration Risk

The Group’s activities are mainly conducted through Amazon’s commercial platform. Any material change, whether temporary or permanent, including changes in Amazon’s terms of use and/or its policies, may affect sales performance, and may have a material effect on the Group’s financial position and the results of its operations.

In addition, the Group is engaged with a small number of suppliers as part of the production process of its brands. Any material changes in the supply process, whether temporary or permanent, may affect sales performance, and may have a material effect on the Group’s financial position and the results of its operations.

c.	Liquidity

During the six months ended June 30, 2024, the Group incurred a net loss of $3,875 thousand and cash flows used in operating activities were $ 3,534 thousand. As of June 30, 2024, the Group had an accumulated deficit of approximately $12,151 thousand.

The Group intends to continue to finance its operating activities through the sale of products via the Brands and through raising additional capital, as needed.

On January 29, 2024, the Company completed a private placement transaction (the “Private Placement”), pursuant to a Securities Purchase Agreement with certain institutional investors for aggregate gross proceeds of approximately $7.275 million, before deduction of fees to the placement agent and other expenses payable by the Company in connection with the Private Placement. For additional information see note 4.a.

The Company’s negative cash flow from operations resulted, among other things, from purchase of inventory of $4,001 thousand during the six months period ended June 30, 2024. While the Company generated negative cash flow from operations during the six months ended June 30, 2024, the Company’s management believes that its current cash resources of $1.53 million, together with the realization of inventory in the near future will generate sufficient cash flow for the Company to carry out its operations during the 12 months from September 30, 2024, the date of issuance of these financial statements.